Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2016	€ 176,613	€ 4,354	€ 298,567	€ (79)	€ 13,084	€ (139,313)
Loss for the period	(89,722)					(89,722)
Other comprehensive income / (loss), net of tax	41			41
Total comprehensive income / (loss)	(89,681)			41		(89,722)
Share-based payment (Note 6)	6,923				6,923
Capital increase	115,505	530	114,975
Cost of capital increase	(7,210)		(7,210)
Equity at Sep. 30, 2017	202,150	4,884	406,332	(38)	20,007	(229,035)
Equity at Dec. 31, 2017	187,211	4,967	422,675	(14)	22,793	(263,210)
Loss for the period	(98,119)					(98,119)
Other comprehensive income / (loss), net of tax	(16)			(16)
Total comprehensive income / (loss)	(98,135)			(16)		(98,119)
Share-based payment (Note 6)	12,787				12,787
Capital increase	215,460	678	214,782
Cost of capital increase	(13,118)		(13,118)
Equity at Sep. 30, 2018	€ 304,205	€ 5,645	€ 624,339	€ (30)	€ 35,580	€ (361,329)